ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 152,116	$ 113,794	$ 84,556
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,710	35,241	25,460
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	104,406	78,553	59,096
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,800
ISRAEL | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,146	3,527	3,249
ISRAEL | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,722	4,170	3,913
UNITED STATES | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,678	23,937	15,616
UNITED STATES | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	74,648	58,062	40,954
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,886	7,777	6,595
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 25,036	$ 16,321	$ 14,229